STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES



                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2000

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                GROWTH INSTITUTIONAL PORTFOLIO AND S&P 500 INDEX
          ------------------------------------------------------------

[GRAPHIC OMITTED]



       Average Annual Return             12/31/00 Values
       ---------------------             ---------------

       1 Year       -7.39%               Growth Institutional $28,551.69
       5 Year       16.01%               S&P 500              $33,031.98
       Inception    15.61%





      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
             GROWTH RETAIL PORTFOLIO AND S&P 500 INDEX
      -----------------------------------------------------------

 [GRAPHIC OMITTED]



         Average Annual Return             12/31/00 Values
         ---------------------             ---------------

         1 Year       -7.69%               Growth Retail     $13,845.65
         5 Year                            S&P 500           $14,166.23
         Inception    11.53%



       Results for the Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.
       Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
       Past Performance is not predictive of future performance. Growth Portfolio Institutional Shares for the period October
           8, 1993 (inception) through December 31, 2000.
       Growth Portfolio Retail Shares for the period January 7, 1998
           (inception) through December 31, 2000.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     GOVERNMENT SECURITIES INSITIUTIONAL AND
                THE MERRILL LYNCH U.S. TREASURY INTER-TERM BOND
          --------------------------------------------------------------

[GRAPHIC OMITTED]


  Average Annual Return  12/31/00 Values
  ---------------------  ---------------

  1 Year      7.67%      Government Securities Institutional          $14,130.94
  5 Year      5.16%      Merrill Lynch U.S. Treasury Inter-Term Bond  $14,703.44
  Inception   4.90%





             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        GOVERNMENT SECURITIES RETAIL AND
                 THE MERRILL LYNCH U.S. TREASURY INTER-TERM BOND
           ----------------------------------------------------------

    [GRAPHIC OMITTED]


 Average Annual Return   12/31/00 Values
 ---------------------   ---------------

 1 Year      7.35%       Government Securities Retail                 $11,470.46
 5 Year                  Merrill Lynch U.S. Treasury Inter-Term Bond  $11,733.29
 Inception   4.74%


       Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.
       Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
       Past performance is not predictive of future performane
       Government Securities Portfolio Institutional Shares for the period
           October 8, 1993 (inception) through December 31, 2000. Government Securities Portfolio Retain Shares for the period
           January 13, 1998 (inception) through December 31, 2000.

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                GROWTH PORTFOLIO

                                                        PERCENT
                                                         OF NET        MARKET
   SHARES               COMMON STOCK - 86.68%            ASSETS         VALUE
   ------               ---------------------            ------         -----

               AEROSPACE/DEFENSE                          1.75%
               -----------------
   15,000      United Technologies Corp*                            $1,179,375

               AUTO/TRUCK/PARTS                           1.06%
               ----------------
   25,000      Autozone, Inc.                                          712,500

               COMPUTER PRODUCTS                          0.89%
               -----------------
    9,000      Emc Corp.                                               598,500

               COMPUTER SOFTWARE                          3.41%
               -----------------
   16,000      Fiserv, Inc.                                            759,000
   25,000      JD Edwards & Co.*                                       445,313
   22,000      Microsoft Corp.*                                        957,000
    4,000      Nvidia Corp*                                            131,062
                                                                     ---------
                                                                     2,292,375

               DIVERSIFIED OPERATIONS                     4.64%
               ----------------------
       24      Berkshire Hathaway, Inc.*                             1,704,000
   30,000      Honeywell                                             1,419,375
                                                                     ---------
                                                                     3,123,375

               ELECTRICAL EQUIPMENT                       2.28%
               --------------------
   10,000      Emerson                                                 788,125
   25,000      Thermo Electron Corp                                    743,750
                                                                     ---------
                                                                     1,531,875

               ELECTRONICS                               11.61%
               -----------
   18,000      Analog Devices, Inc.*                                   921,375
   16,000      Applied Materials, Inc.*                                611,000
   33,000      Intel Corp.                                             998,250
   36,000      Koninklijke Phillips Electronics                      1,305,000
   10,000      Sanmina, Corp.*                                         766,250
   20,000      Solectron Corp.*                                        678,000
   34,000      Texas Instruments, Inc.                               1,610,750
   20,000      Xilinx, Inc.                                            922,500
                                                                     ---------
                                                                     7,813,125

                                  STRATUS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2000

                                GROWTH PORTFOLIO

                                                        PERCENT
                                                         OF NET       MARKET
   SHARES                                                ASSETS        VALUE
   ------                                                ------        -----

               FINANCIAL SERVICES                        15.10%
               ------------------
   30,000      American Express, Co.                                $1,648,125
   40,000      Citigroup, Inc.                                       2,042,500
   30,000      Freddie Mac                                           2,066,250
    4,000      J.P. Morgan Company                                     662,000
   10,000      Merrill Lynch & Co., Inc *                              681,875
   45,000      SLM Holding Corp.                                     3,060,000
                                                                    ----------
                                                                    10,160,750

               FOOD PROCESSING                            1.16%
               ---------------
   30,000      Conagra, Inc.                                           780,000


               Gas-Distribution                           1.34%
   30,000      Questar Corp                                            901,875

               HOUSEHOLD PRODUCTS/WARES                   1.22%
               ------------------------
   21,000      Black & Decker Corp.*                                   824,250

               MANUFACTURING                              6.45%
               -------------
   30,000      Avon Products, Inc.                                   1,436,250
   20,000      General Electric Co.                                    958,750
   35,000      Tyco International Ltd.                               1,942,500
                                                                     ---------
                                                                     4,337,500

               MEDICAL SUPPLIES/SERVICE                   5.88%
               ------------------------
   10,000      Amgen, Inc.                                             639,375
   15,000      Baxter International, Inc.                            1,324,688
   20,000      Cardinal Health, Inc.                                 1,992,500
                                                                     ---------
                                                                     3,956,563

               METALS/MINING                              1.49%
               -------------
   30,000      Alcoa, Inc.                                           1,005,000

                                  STRATUS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2000

                                GROWTH PORTFOLIO

                                                        PERCENT
                                                         OF NET       MARKET
   SHARES                                                ASSETS        VALUE
   ------                                                ------        -----

               OIL COMPANY-INTEGRATED                     6.67%
               ----------------------
   24,000      Anadarko Petroleum                                   $1,705,920
   32,000      Exxon Corp.                                           2,782,000
                                                                     ---------
                                                                     4,487,920

               PHARMACUETICAL/MEDICAL                     4.50%
               ----------------------
   17,000      Johnson & Johnson                                     1,786,063
   27,000      Pfizer                                                1,242,000
                                                                     ---------
                                                                     3,028,063

               RETAIL STORE                               5.49%
               ------------
   24,000      Costo Companies, Inc.                                   958,500
   35,000      CVS Corp.                                             2,097,813
   12,000      Wal-Mart Stores, Inc. *                                 637,500
                                                                     ---------
                                                                     3,693,813

               SCHOOLS                                    2.41%
               -------
   33,000      Apollo Group, Inc.*                                   1,623,188

               TELECOMMUNICATIONS                         2.49%
               ------------------
   12,000      Corning, Inc.                                           633,750
   22,000      LSI Logic Corp                                          375,980
   12,000      Nortel Networks Corp.                                   384,750
   20,000      Worldcom, Inc.                                          280,000
                                                                     ---------
                                                                     1,674,480

               TELECOMMUNICATIONS EQUIPMENT               1.70%
               ----------------------------
   20,000      ADC Telecom                                             362,500
   18,000      Nokia Corp.                                             783,000
                                                                     ---------
                                                                     1,145,500

               TRANSPORTATION                             3.24%
               --------------
   65,000      Southwest Airlines Co.                                2,179,450

                                  STRATUS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2000

                                GROWTH PORTFOLIO

                                                          PERCENT
                                                           OF NET      MARKET
SHARES/PRINCIPAL AMOUNT                                    ASSETS       VALUE
-----------------------                                   -------      ------

               UTILITIES-ELECTRIC                         1.90%
               ------------------
   15,000      Duke Energy Corp                                     $1,278,750



                 U.S. GOVERNMENT SECURITIES - 4.41%


               SHORT-TERM BONDS                           4.41%
               ----------------
3,000,000      US T-Bill 5.75% due 3/1/01                            2,972,401

               Total investment in
                  securities (cost $49,959,945)          91.09%    $61,300,628
               Cash equivalents                           9.74%      6,557,056
               Other assets, less liabilities             (.83%)      (561,078)
                                                        -------    -----------
               NET ASSETS                               100.00%    $67,296,606
                                                        =======    ===========

*Indicates nonincome-producing security

                                  STRATUS FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                           GOVERNMENT SECURITIES FUND


                                                        PERCENT
 PRINCIPAL                                              OF NET        MARKET
 AMOUNT          U.S. GOVERNMENT SECURITIES             ASSETS        VALUE
 ------          --------------------------             ------        -----

              GOVERNMENT AGENCY BONDS                    39.69%
              -----------------------                    ------
2,000,000     Federal Home Loan Bond 6.295% due 3/17/06             $1,983,126
1,000,000     Federal Home Loan Bond 6.90% due 8/23/04               1,004,063
2,000,000     Federal Home Loan Bond 6.055% due 10/15/02             1,995,626
2,000,000     Federal Home Loan Bond 6.21% due 11/04/04              2,033,750
2,000,000     Federal Home Loan Bond 5.80% due 8/24/01               1,995,660
2,000,000     Federal Home Loan Bond 6.08% due 12/22/05              1,977,236
2,000,000     Federal National Mtg. Assn. 6.35%  due 6/10/05         2,047,014
1,000,000     Federal National Mtg. Assn. 6.90%  due 11/08/05        1,016,250
                                                                    ----------
                                                                    14,052,725

              TREASURY NOTES/BONDS                       34.33%
              --------------------
  500,000     U.S. Treasury Note 6.25% due 1/31/02                     503,995
2,000,000     U.S. Treasury Note 6.625% due 3/31/02                  2,028,874
3,000,000     U.S. Treasury Note 6.25% due 2/15/03                   3,064,185
3,000,000     U.S. Treasury Note 5.75% due 8/15/03                   3,044,532
3,000,000     U.S. Treasury Note 6.50% due 5/31/01                   3,009,228
  500,000     U.S. Treasury Note 6.25% due 10/31/01                    502,629
                                                                    ----------
                                                                    12,153,443

              CORPORATE BONDS                            15.71%
              ---------------
1,000,000     Ford Motor Credit 6.70% due 7/16/04                      998,200
1,000,000     General Electric 6.75% due 9/11/03                     1,019,525
1,000,000     Northern Trust Company 6.625% due 10/01/02             1,008,075
1,500,000     Wachovia 6.70% due 6/21/04                             1,514,457
1,000,000     Walmart 6.55% due 8/10/04                              1,022,978
                                                                     ---------
                                                                     5,563,235

              Total investment in
                securities (cost $31,306,807)          89.73%      $31,769,403
              Cash equivalents                          8.77%        3,104,594
              Other assets, less liabilities            1.50%          530,774
                                                      -------      -----------
              TOTAL NET ASSETS                        100.00%      $35,404,771
                                                      =======      ===========


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                December 31, 2000
                                   (Unaudited)


                                                                                 GOVERNMENT
                                                               GROWTH            SECURITIES
                                                              PORTFOLIO          PORTFOLIO
                                                            -------------      -------------
Assets:
     Investments in securities, at market value
      (cost $49,959,945 and $31,306,807)                      $61,300,628        $31,769,403
     Cash equivalents                                           6,557,056          3,104,594
     Accrued interest and dividends receivable                     58,446            487,372
     Receivable for securities sold                                     -                  -
     Receivable for fund shares sold                               82,845             70,548
                                                             ------------       ------------
         Total assets                                         $67,998,975        $35,431,917
                                                             ============       ============

LIABILITIES:
     Accrued expenses, including investment
       management and distribution expense payable to
       adviser, administrator and distributor                      58,540             23,266
     Payable for securities purchased                             485,275                  -
     Commissions payable for fund shares sold                          26                  -
     Payable for fund shares redeemed                             158,528              3,880
                                                             ------------       ------------
         Total liabilities                                        702,369             27,146
                                                             ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK            $67,296,606        $35,404,771
                                                             ============       ============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding, at par (note 5)                    $4,381             $3,594
     Additional paid-in capital                                59,296,836         35,478,402
     Accumulated undistributed net investment income (loss)       (29,570)             3,431
     Accumulated net realized loss on investments              (3,315,724)          (543,252)
     Unrealized appreciation (note 4)                          11,340,683            462,596
                                                             ------------       ------------
         Total net assets applicable to shares outstanding    $67,296,606        $35,404,771
                                                             ============        ===========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
     Institutional Shares of Capital Stock Outstanding          4,278,035          3,579,399
     Net Asset Value and offering price
         per share - Institutional Shares                          $15.36              $9.85
                                                                   ======              =====
     Retail Shares of Capital Stock Outstanding                   103,080             15,046
     Net Asset Value per share - Retail Shares                     $15.27              $9.85
                                                                   ======              =====

     See accompanying notes to financial statements.


                             STATEMENT OF OPERATIONS
                       Six Months Ended December 31, 2000
                                   (Unaudited)

                               STRATUS FUND, INC.
                                                                          GOVERNMENT
                                                              GROWTH      SECURITIES
                                                            PORTFOLIO     PORTFOLIO
                                                            ----------    ----------
Investment income:
      Dividends                                              $236,458             -
      Interest                                                140,548     1,093,172
                                                             --------     ---------
           Total investment income                            377,006     1,093,172
                                                             --------     ---------

EXPENSES (NOTE 3):
      Investment advisory fees                                271,896        86,624
      Administration Fees                                      90,632        43,329
      Distribution Expenses - Retail Class                      2,556           229
      Accounting                                               12,543         8,601
      Securities Pricing                                        3,839         1,431
      Other operating expenses                                 26,993        13,179
                                                             --------       -------
          Total expenses                                      408,459       153,393
                                                             --------       -------
           Net investment income (loss)                      ($31,453)     $939,779
                                                             ========      ========

REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS (NOTE 4):
      Net realized gain (loss)                            ($2,103,693)      $39,587
      Net unrealized appreciation (depreciation)
           Beginning of period                            (12,517,289)      229,287
           End of period                                   11,340,683       462,596
                                                          -----------       -------
             Net unrealized appreciation (depreciation)    (1,176,607)      691,883
                                                          -----------       -------
             Net realized and unrealized gain (loss)
               on investments                              (3,280,300)      731,471
                                                          -----------       -------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                           ($3,311,753)   $1,671,250
                                                          ===========    ==========

      See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                     SIX MONTHS ENDED DECEMBER 31, 2000 AND
                           THE YEAR ENDED JUNE 30,2000

                                                                                             GOVERNMENT
                                                           GROWTH                            SECURITIES
                                                         PORTFOLIO                            PORTFOLIO
                                               -------------------------------      ------------------------------
                                               PERIOD ENDED      YEAR ENDED          PERIOD ENDED      YEAR ENDED
                                               DEC. 31, 2000   JUNE 30, 2000        DEC. 31, 2000   JUNE 30, 2000
                                               --------------  ---------------      --------------  --------------
Operations:
     Net investment income                          ($31,453)          $7,664            $939,779      $1,710,690
     Net realized gain (loss) on investments      (2,103,693)       8,413,170              39,587         (42,576)
     Unrealized appreciation (depreciation)       (1,176,607)      (3,406,433)            691,883        (416,199)
                                               --------------  ---------------      --------------  --------------
          Net increase (decrease) in net assets
            resting from operations               (3,311,753)       5,014,401           1,671,250       1,251,915
                                               --------------  ---------------      --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
          Institutional Class                              -            5,966             932,433       1,700,612
          Retail Class                                     -                -               3,816          10,454
                                               --------------  ---------------      --------------  --------------
                                                           -            5,966             936,249       1,711,066
                                               --------------  ---------------      --------------  --------------
     Net realized gains
          Institutional Class                      7,052,211        9,343,864                   -               -
          Retail Class                               166,465          197,369                   -               -
                                               --------------  ---------------      --------------  --------------
                                                   7,218,676        9,541,233                   -               -
                                               --------------  ---------------      --------------  --------------
            Total Distributions                    7,218,676        9,547,199             936,249       1,711,066
                                               --------------  ---------------      --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5):
     Proceeds from sales                           4,224,736        8,937,426           3,668,567       8,998,648
     Net assets from tax-free exchange (note 6)                     5,346,056                           1,879,575
     Payment for redemptions                      (5,776,250)     (10,371,944)         (2,734,420)     (8,538,126)
     Reinvestment of net investment
       income and net realized gain distributions
       at net asset value                          5,953,460        7,742,418             842,867       1,523,304
                                               --------------  ---------------      --------------  --------------
          Total increase (decrease) from capital
            share transactions                     4,401,946       11,653,955           1,777,014       3,863,401
                                               --------------  ---------------      --------------  --------------
         Total increase (decrease) in net assets  (6,128,483)       7,121,158           2,512,015       3,404,250

NET ASSETS:
     Beginning of period                          73,425,089       66,303,931          32,892,756      29,488,506
                                               --------------  ---------------      --------------  --------------
     End of period                               $67,296,606      $73,425,089         $35,404,771     $32,892,756
                                               ==============  ===============      ==============  ==============

     See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   SIX MONTHS ENDED DECEMBER 31, 2000 AND THE
              YEARS ENDED JUNE 30, 2000, 1999, 1998, 1997, AND 1996

                      GROWTH PORTFOLIO- INSTITUTIONAL CLASS
 ---------------------------------------------------------------------------------------------
                                                PERIOD ENDED
                                               DEC. 31, 2000         2000         1999         1998         1997            1996
                                               --------------        ----         ----         ----         ----            ----
Net asset value:
      Beginning of period                           $17.99          $19.51       $18.53       $17.07       $13.67          $11.47
                                                    ------          ------       ------       ------       ------          ------
      Income from investment operations:
           Net investment income/(loss)              (0.01)           0.00         0.06         0.11         0.22            0.23
           Net realized and unrealized
             gain/(loss)on investments               (0.79)           1.31         2.53         3.45         3.99            2.36
                                                     ------          -----        -----        -----        -----           ----
      Total income/(loss) from
        investment operations                        (0.80)           1.31         2.59         3.56         4.21            2.59
                                                     ------          -----        -----        -----        -----           ----

      Less distributions:
      Dividends from net investment income            0.00            0.00        (0.06)       (0.11)       (0.22)          (0.22)
      Distribution from capital gains                (1.83)          (2.83)       (1.55)       (1.99)       (0.59)          (0.17)
                                                     ------          ------       ------       ------       ------          ------
           Total distributions                       (1.83)          (2.83)       (1.61)       (2.10)       (0.81)          (0.39)
                                                     ------          ------       ------       ------       ------          ------

           End of period                            $15.36          $17.99       $19.51       $18.53       $17.07 (a)      $13.67
                                                    ------          ------       ------       ------       ------          ------

TOTAL RETURN:                                        (7.39%)(b)       7.52%       16.34%       22.29%        32.6% (a)       22.6%
                                                    -------          -----       ------       ------        -----           -----

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period                $65,722,344     $71,607,938  $65,011,189  $63,096,914  $46,189,099     $24,627,983
      Ratio of expenses to average net assets         1.12% (b)       1.11%        1.05%        0.76%        0.72%           0.71%
      Ratio of net income/(loss) to
        average net assets                           (0.08%)(b)       0.02%        0.31%        0.18%        1.46%           1.78%

      Portfolio turnover rate                        77.86%         178.43%      194.23%      137.03%       88.53%          92.72%

(a)   EXCLUDES MAXIMUM SALES LOAD OF 4%
(b)   ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION

      See accompanying notes to financial statements.



                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                     Six Months Ended December 31, 2000, the
                   Years Ended June 30, 2000 and 1999 and the
                  Period from January 7, 1998 (commencement of
                         class shares) to June 30, 1998


                                                                        GROWTH PORTFOLIO- RETAIL CLASS
                                                      ----------------------------------------------------------------------

                                                        PERIOD ENDED                                     PERIOD ENDED
                                                        DEC. 31, 2000          2000           1999       JUNE 30, 1998
                                                      -----------------        ----           ----       -------------
NET ASSET VALUE:
     Beginning of period                                     $17.93            $19.51         $18.52         $15.86
                                                            -------           -------        -------         ------
     Income/(Loss) from investment operations:
          Net investment income/(loss)                        (0.03)            (0.05)          0.00           0.04
          Net realized and unrealized gain/(loss)
            on investments                                    (0.79)             1.31           2.47           2.66
                                                              ------            -----          -----           ----
     Total income/(loss) from investment operations           (0.82)             1.26           2.47           2.70
                                                              ------            -----          -----           ----

     Less distributions:
     Dividends from net investment income                      0.00              0.00           0.00          (0.04)
     Distribution from capital gains                          (1.84)            (2.84)         (1.48)          0.00
                                                              ------            ------         ------         -----
          Total distributions                                 (1.84)            (2.84)         (1.48)         (0.04)
                                                              ------            ------         ------         ------

          End of period                                      $15.27 (a)        $17.93 (a)     $19.51 (a)     $18.52 (a)
                                                             ------            ------         ------         ------

TOTAL RETURN:                                                 (7.69%)(a)(c)      7.18% (a)     16.09% (a)     16.89% (a)(b)
                                                             -------            -----         ------         ------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period                           $1,574,262        $1,817,151     $1,292,742       $784,176
     Ratio of expenses to average net assets                   1.42% (c)         1.41%          1.35%          1.50% (c )
     Ratio of net income/(loss) to average net assets         (0.38%)(c)        (0.28%)         0.01%          0.13% (c )
                                                             -------          -------
     Portfolio turnover rate                                  77.86%           178.43%        194.23%        137.03%

(a)  EXCLUDES MAXIMUM SALES LOAD OF 4%
(b)  TOTAL  RETURN IS NOT  ANNUALIZED,  AS IT MAY NOT BE  REPRESENTATIVE  OF THE
     TOTAL RETURN FOR THE YEAR
(c)  ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION

     See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   SIX MONTHS ENDED DECEMBER 31, 2000 AND THE
              YEARS ENDED JUNE 30, 2000, 1999, 1998, 1997, AND 1996


                                                               GOVERNMENT SECURITIES PORTFOLIO- INSTITUTIONAL CLASS
                                                         --------------------------------------------------------------------

                                                    PERIOD ENDED
                                                    DEC. 31, 2000       2000        1999         1998          1997            1996
                                                   --------------       ----        ----         ----          ----            ----
Net asset value:
    Beginning of period                                $9.64           $9.79       $9.88        $9.72         $9.64           $9.77
                                                       -----           -----       -----        -----         -----           -----
    Income (loss) from investment operations:
         Net investment income                          0.25            0.52        0.51         0.51          0.51            0.49
         Net realized and unrealized gain (loss)
           on investments                               0.21           (0.15)      (0.09)        0.16          0.08           (0.13)
                                                       -----           ------      ------       -----         -----           -----
    Total income from investment operations             0.46            0.37        0.42         0.67          0.59            0.36
                                                       -----           -----       -----        -----         -----           -----

    Less distributions from
         net investment income                         (0.25)          (0.52)      (0.51)       (0.51)        (0.51)          (0.49)
                                                       ------          ------      ------       ------        ------          -----

         End of period                                 $9.85           $9.64       $9.79        $9.88         $9.72 (a)       $9.64
                                                       -----           -----       -----        -----         -----           -----

 TOTAL RETURN:                                          7.67% (b)       3.89%       4.33%        7.04%          6.3% (a)        3.7%
                                                       -----           -----       -----        -----          ----            ----

 RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                    $35,256,572     $32,659,584 $29,321,012  $30,367,682   $26,533,869     $23,043,163
    Ratio of expenses to average net assets             0.89% (b)       0.85%      l0.80%        0.82%         0.71%           0.69%
    Ratio of net income to average net assets           5.43% (b)       5.35%      l5.13%        5.17%         5.21%           5.04%
    Portfolio turnover rate                            35.09%          30.55%      18.66%        2.07%        27.20%          40.61%

 (a)  EXCLUDES MAXIMUM SALES LOAD OF 3%
 (b)  ANNUALIZEDaFORuTHOSEePERIODSoLESS THAN TWELVE MONTHS IN DURATION

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                  SIX MONTHS ENDED DECEMBER 31, 2000, THE YEARS
                   ENDED JUNE 30, 2000 AND 1999 AND THE PERIOD
                        FROM PERIOD FROM JANUARY 13, 1998
                   (COMMENCEMENT OF CLASS SHARES) TO JUNE 30,
                                      1998


                                                                GOVERNMENT SECURITIES- RETAIL CLASS
                                                                -----------------------------------


                                                    PERIOD ENDED                                   PERIOD ENDED
                                                   DEC. 31, 2000         2000          1999         JUNE 1998
                                                   --------------        ----          ----        --------------
NET ASSET VALUE:
     Beginning of period                                 $9.64            $9.79         $9.89          $9.97
                                                        ------           ------        ------          -----
     Income from investment operations:
          Net investment income                           0.23             0.49          0.48           0.25
          Net realized and unrealized gain/(loss)
            on investments                                0.21            (0.15)        (0.09)         (0.08)
                                                         -----            ------        ------         ------
     Total income from investment operations              0.44             0.34          0.39           0.17
                                                         -----            -----         -----          -----

     Less distributions:
     Dividends from net investment income                (0.23)           (0.49)        (0.49)         (0.25)
     Distribution from capital gains                      0.00             0.00          0.00           0.00
                                                         -----            -----         -----          -----
          Total distributions                            (0.23)           (0.49)        (0.49)         (0.25)
                                                         ------           ------        ------         -----

          End of period                                  $9.85 (a)        $9.64         $9.79          $9.89
                                                         -----            -----         -----          -----

TOTAL RETURN:                                             7.35% (a)(c)     3.14%         3.96% (a)      1.58% (a)(b)
                                                         -----            -----         -----          -----

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period                        $148,199         $233,172      $167,494       $139,164
     Ratio of expenses to average net assets              1.19% (c)        1.15%         1.10%          1.21% (c)
     Ratio of net income to average net assets            5.13% (c)        5.05%         4.83%          5.49% (c)
     Portfolio turnover rate                             35.09%           30.55%        18.66%          2.07%

(a)  EXCLUDES MAXIMUM SALES LOAD OF 4%
(b)  TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c)  ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

     See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2000, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                        Government Securities Portfolio

     Each portfolio has two classes of shares authorized and outstanding: retail and institutional

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with accounting principals generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The Growth Portfolios is authorized to purchase exchange-traded put and call options. At December 31, 2000, the Growth Portfolio had no such exchange traded options nor were any purchased during the year then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities Portfolio had an unused capital loss carry forward of approximately $534,000 available for federal income tax purposes at December 31, 2000. The losses begin expiring in 2003.

     DISTRIBUTION TO SHAREHOLDERS

     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth Portfolio declares dividends semi-annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

     CASH EQUIVALENTS
     Cash equivalents consist of money market funds which declare dividends daily. As of December 31, 2000, the average yield on such funds was approximately 5.565%.

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser).

     The Portfolios pay the following advisory fee rates per annum of their average daily net asset values:

               Portfolio                           Annual Fee Rate
               -----------------------------       ---------------
               Growth                                  .75%
               Government Securities                   .50%

                             STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)


     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments.

     The Fund and each of its Portfolios have retained Adminisystems, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.

     The Fund has also retained SMITH HAYES Financial Services Corporation (the Distributor) to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of all Portfolios of $50,000 or more, the sales charge is reduced. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets. The Distributor received $701 and paid out $562 of this amount as commissions and dealer reallowances. Institutional shares for all portfolios are not charged sales charges or 12b-1 fees.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     Under the terms of the advisory, administrative and distribution agreements outlined above, the Portfolios collectively incurred $358,520; $133,961 and $2,785 for such services. All of the amount paid to the distributor was to Union Bank & Trust Company under a Dealer Service Agreement.

     At December 31, 2000, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                  Payable to  Payable to       Payable
                                    Adviser  Administrator  to Distributor Total
                                   --------- -------------  -------------- -----
     Growth Portfolio               $42,609      $5,681          $396    $46,686
     Government Securities Portfolio 14,911       2,978            40     17,929

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 2000, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades.

     At December 31, 2000, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                            Shares       Value
                                                           ---------  ----------
        Growth Portfolio Institutional Class                 402,031  $6,175,200
        Growth Portfolio Retail Class                         10,458     159,695
        Government Securities Portfolio Institutional Class  336,569   3,315,200
        Government Securities Portfolio Retail  Class              0           0

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     At December 31, 2000,  UBATCO held, in nominee name,  the following in each
     Portfolio:
                                                            Shares      Value
                                                          ---------   ----------
      Growth Portfolio Institutional Class                4,269,252  $65,575,711
      Growth Portfolio Retail Class                          82,153    1,254,476
      Government Securities Portfolio Institutional Class 3,573,871   35,202,629
      Government Securities Portfolio Retail Class           13,921      137,122


4.   SECURITIES TRANSACTIONS
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:

                                                Purchases of     Proceeds
                                                 Securities     from Sales
                                                 ----------     ----------
     Growth Portfolio                           $50,811,186     $55,862,096
     Government Securities Portfolio              7,854,025       7,829,631

     At December 31, 2000, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                         Aggregate Gross
                                                            Unrealized
                                                    ----------------------------
                                                    Appreciation    Depreciation
                                                    ------------    ------------
      Growth Portfolio                               $14,310,494     $ 2,969,811
      Government Securities Portfolio                    472,219           9,623

     At December 31, 2000, the cost of investment securities is identical for financial reporting and income tax purposes.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors has authorized twenty million shares to be issued in the Growth Portfolio and ten million in the Government Securities Portfolio.

     Transactions in the capital stock of each Portfolio for the six months ended December 31, 2000 were as follows:
                                                  Growth             Growth
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                         237,570.836          5,884.258
           Shares redeemed                    (316,658.861)       (15,069.422)
           Reinvested dividends                377,251.137         10,913.297
                                               -----------       ------------
           Net increase/(decrease)             298,163.112          1,728.133
                                               ===========       ============
         Transactions in dollars:
            Dollars sold                       $ 4,111,286          $ 113,450
            Dollars redeemed                    (5,506,486)          (269,764)
            Reinvested dividends                 5,787,032            166,428
                                                ----------         ----------
            Net increase/(decrease)              4,391,832             10,114
                                                ==========         ==========

                                            Government         Government
                                       Securities Portfolio Securities Portfolio
                                       Institutional Shares   Retail Shares
         Transactions in shares:
           Shares sold                         376,108.145          1,450.511
           Shares redeemed                    (269,932.231)       (10,961.477)
           Reinvested dividends                 86,231.732            374.969
           Net increase/(decrease)             192,407.646         (9,135.997)
                                              ============        ===========

         Transactions in dollars:
            Dollars sold                        $3,653,925            $14,642
            Dollars redeemed                    (2,628,412)          (106,008)
            Reinvested dividends                   839,220              3,647
                                              ------------        -----------
            Net increase/(decrease)              1,864,733            (87,719)
                                              ============        ===========

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

6.   FUND MERGERS

     On May 26, 2000 the net assets of the Capital Appreciation and Intermediate Government Bond portfolios were reorganized into the Growth and Government Securities portfolios respectively in transactions accounted for as tax free exchanges. The fair value of the net assets received by the Growth portfolio was $5,346,056, including unrealized appreciation of $650,369. The fair value of the net assets received by the Government Securities portfolio was $1,879,575, including unrealized depreciation of $8,220.